SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property, plant and equipment

As of December 31, 2020, the average useful lives by category of property and equipment were as follows:

%
Office furniture and equipment	10
Equipment and devices for leasing and for internal use	15
Computers	33

Schedule of useful lives of right-of-use assets	Depreciation is calculated on a straight-line basis over the useful life or contractual lease term, whichever is shorter, as follows.

Years
Buildings	2.50-10.67
Motor vehicles	3-4